Fair Value - Quantitative Information about Recurring Level 3 Fair Value Measurements (Detail) (Significant Unobservable Inputs (Level 3) [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Residential Portfolio Segment [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	1,133
Commercial Real Estate [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	920
Minimum [Member] | Residential Portfolio Segment [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (Weighted Average)	3.00%
Minimum [Member] | Commercial Real Estate [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (Weighted Average)	0.00%
Maximum [Member] | Residential Portfolio Segment [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (Weighted Average)	27.00%
Maximum [Member] | Commercial Real Estate [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (Weighted Average)	16.00%
Weighted Average [Member] | Residential Portfolio Segment [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (Weighted Average)	16.00%
Weighted Average [Member] | Commercial Real Estate [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (Weighted Average)	16.00%